Operating Lease (Details) - Schedule of Operating Lease Related Assets and Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets	$ 1,415,033	$ 1,680,547
Operating lease liabilities, current	752,429	761,904
Operating lease liabilities, noncurrent	638,711	1,003,943
Total operating lease liabilities	$ 1,391,140	$ 1,765,847